Vessel Charters (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Vessel Charters (Additional Textual) [Abstract]
Restricted cash on deposit	$ 475.8	$ 476.1
Restricted cash deposits relating to certain term loans and dry docking expenditures and emergency	50.9	19.5
Carrying amount of tax indemnification guarantees	25.4	26.0
Estimated charter hire payments	$ 908.0
Estimated charter hire payments duration	from 2017 to 2037
Capital leases assets	five Suezmax tankers
Capital Lease Start of Lessors Option to Sell	2012
Lease terms maximum period	2017
Two Vessels [Member]
Vessel Charters (Textual) [Abstract]
Tax indemnification of lease contracts	2033
Three Vessels [Member]
Vessel Charters (Textual) [Abstract]
Tax indemnification of lease contracts	2041
Teekay Tangguh Borrower LLC [Member]
Vessel Charters (Textual) [Abstract]
Partnership interest owned	99.00%
Teekay BLT Corporation [Member]
Vessel Charters (Textual) [Abstract]
Partnership interest owned	70.00%
Teekay Tangguh Joint Venture [Member]
Vessel Charters (Textual) [Abstract]
Partnership interest owned	69.00%	69.00%